[GRAPHIC REPRESENTATION OMITTED]

COMBINED ANNUAL
REPORT FOR

Great Plains Equity Fund

Great Plains Premier Fund

Great Plains Intermediate Bond Fund

Great Plains Tax-Free Bond Fund

August 31, 2000

Advised by
First Commerce Investors, Inc.

Great Plains Equity Fund (Without Sales Charge)

Growth of $10,000 Invested in Great Plains Equity Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Equity Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Standard & Poor’s 500 Index (S&P 500) (3) and the Lipper Growth and Income Fund Average (LGIFA) (4) .

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)
The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged, and investments cannot be made in an index.

(4)
The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

Great Plains Equity Fund (With Sales Charge)

Growth of $10,000 Invested in Great Plains Equity Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Equity Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Standard & Poor’s 500 Index (S&P 500) (3) and the Lipper Growth and Income Fund Average (LGIFA) (4) .

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). Effective December 1, 1999, the maximum sales charge has been increased to 5.00%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LGIFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged, and investments cannot be made in an index.

(4)
The LGIFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

(5)	The total return quoted represents the 5.00% sales charge.

Great Plains Premier Fund (Without Sales Charge)

Growth of $10,000 Invested in Great Plains Premier Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Premier Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Russell 2000 Index (RUS2) (3) and the Lipper Small-Cap Fund Average (LSCFA) (4) .

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The RUS2 and LSCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged and investments cannot be made in an index.

(4)
The LSCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

Great Plains Premier Fund (With Sales Charge)

Growth of $10,000 Invested in Great Plains Premier Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Premier Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Russell 2000 Index (RUS2) (3) and the Lipper Small-Cap Fund Average (LSCFA) (4) .

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). Effective December 1, 1999, the maximum sales charge has been increased to 5.00%. The Fund’s performance assumes the reinvestment of all dividends and distributions. The RUS2 and LSCFA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The RUS2 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged and investments cannot be made in an index.

(4)
The LSCFA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

(5)	The total return quoted represents the 5.00% sales charge.

Great Plains Intermediate Bond Fund
(Without Sales Charge)

Growth of $10,000 Invested in Great Plains Intermediate Bond Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Intermediate Bond Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Lehman Brothers Government/Corporate Intermediate Index (LBGCI) (3) and the Lipper Intermediate Investment Grade Average (LIIGA) (4) .

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGCI and LIIGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The LBGCI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged, and investments cannot be made in an index.

(4)
The LIIGA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

Great Plains Intermediate Bond Fund
(With Sales Charge)

Growth of $10,000 Invested in Great Plains Intermediate Bond Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Intermediate Bond Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Lehman Brothers Government/Corporate Intermediate Index (LBGCI) (3) and the Lipper Intermediate Investment Grade Average (LIIGA) (4) .

[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LBGCI and LIIGA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The LBGCI is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged, and investments cannot be made in an index.

(4)
The LIIGA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

(5)	The total return quoted represents the 3.00% sales charge.

Great Plains Tax-Free Bond Fund
(Without Sales Charge)

Growth of $10,000 Invested in Great Plains Tax-Free Bond Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Tax-Free Bond Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Lehman Brothers 7 Year General Obligation Municipal Bond Index (LB7GO) (3) and the Lipper Intermediate Municipal Debt Average (LIMA) (4) .
[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)	The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB7GO and LIMA have been adjusted to reflect reinvestment of dividends on securities in the index and average.
(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The LB7GO is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged, and investments cannot be made in an index.

(4)
The LIMA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

Great Plains Tax-Free Bond Fund
(With Sales Charge)

Growth of $10,000 Invested in Great Plains Tax-Free Bond Fund

        The graph below illustrates the hypothetical investment of $10,000 (1) in the Great Plains Tax-Free Bond Fund (the “Fund”) from August 31, 1990 (2) to August 31, 2000, compared to a hypothetical investment of $10,000 in the Lehman Brothers 7 Year General Obligation Municipal Bond Index (LB7GO) (3) and the Lipper Intermediate Municipal Debt Average (LIMA) (4) .
[Graphic Representation Omitted - See Appendix]

Past performance is no guarantee of future results. Your investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1)
Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund’s performance assumes the reinvestment of all dividends and distributions. The LB7GO and LIMA have been adjusted to reflect reinvestment of dividends on securities in the index and average.

(2)
The Fund is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/90 to 9/29/97 when the Fund first commenced operation, as adjusted to reflect the Fund’s anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 (“1940 Act”) and therefore was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

(3)
The LB7GO is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. This index is unmanaged, and investments cannot be made in an index.

(4)
The LIMA represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance.

(5)	The total return quoted represents the 3.00% sales charge.
Last Meeting of Shareholders

A Special Meeting of Trust shareholders was held on August 23, 2000. On June 23, 2000, the record date for shareholders voting at the meeting, there were 36,850,252 total Trust shares outstanding. The following items were considered by shareholders and the results of their voting were as follows:

AGENDA ITEM 1

To approve a proposed Agreement and Plan of Reorganization under which each Great Plains Fund will transfer all of its assets and liabilities to a corresponding Wells Fargo Fund in exchange for shares of the Wells Fargo Fund having equal value, which will be distributed proportionately to the shareholders of each Great Plains Fund.

Fund	For	Against	Abstentions and Broker Non-Votes

Equity	15,018,173	16,314	199,376
Premier	2,373,601	0	4,256
Intermediate Bond	11,714,751	14,329	7,960
Tax-Free Bond	6,559,490	0	48,197

AGENDA ITEM 2

To approve a proposed interim investment advisory agreement between First Commerce Investors, Inc. and each of the Great Plains Fund covering the time period from June 15, 2000 until the closing of the Reorganization.

Fund	For	Against	Abstentions and Broker Non-Votes

Equity	15,210,429	16,313	7,121
Premier	2,377,315	0	542
Intermediate Bond	11,717,179	14,329	5,532
Tax-Free Bond	6,607,687	0	0

Great Plains Equity Fund

Portfolio of Investments
August 31, 2000

Shares		Market Value in U.S. Dollars

Common Stocks (88.2%)
Automotive (2.1%)
140,276	Autoliv, Inc., ADR	$ 3,235,115

Banking (1.0%)
81,500	Commercial Federal Corp.	1,472,094

Capital Equipment (3.2%)
19,188	(1) ABB Ltd.	2,134,304
34,000	Draka Holding NV	2,638,038

Total		4,772,342

Chemicals (2.3%)
113,830	Lilly Industries, Inc., Class A	3,486,044

Consumer Durables (2.8%)
158,425	HON Industries, Inc.	4,267,573

Consumer Services (7.2%)
192,850	Block (H&R), Inc.	6,918,494
110,510	Manpower, Inc.	3,999,081

Total		10,917,575

Consumer Staples (1.5%)
230,000	Bass PLC	2,242,821

Energy (2.0%)
50,604	Royal Dutch Petroleum NV, ADR	3,096,332

Environmental Services (1.2%)
100,000	Waste Management, Inc.	1,893,750

Finance-Insurance (7.2%)
95,674	Allstate Corp.	2,780,526
6,000	MBIA Insurance Corp.	394,500
39,730	Mercury General Corp.	1,090,092
106,260	Scor SA	4,678,884
5,500	Scor SA, ADR	240,281
175,100	Sumitomo Marine & Fire	1,052,406
56,475	Tokio Marine and Fire Insurance Co.	573,487
250	Yasuda Fire & Marine Insurance Co.	1,315

Total		10,811,491

Shares		Market Value in U.S. Dollars

Common Stocks, continued
Finance-Investments (4.1%)
107	(1) Berkshire Hathaway, Inc., Class A	$ 6,173,900

Finance-Services (1.6%)
51,100	Fair Isaac & Co., Inc.	2,347,406

Food & Tobacco (3.4%)
33,000	CSM NV CVA	694,309
13,000	ConAgra, Inc.	238,063
141,600	Philip Morris Cos., Inc.	4,194,900

Total		5,127,272

Government Agencies (7.0%)
152,000	Federal Home Loan Mortgage Corp.	6,403,000
79,135	Federal National Mortgage Association	4,253,506

Total		10,656,506

Health Care & Medical Supplies (2.1%)
53,193	Pharmacia Inc.	3,115,115

Industrial Services (3.0%)
2,800	Schindler Holding Ltd.	4,588,978

Leisure & Recreation (4.7%)
208,502	Carnival Corp., Class A	4,157,009
238,575	Hasbro, Inc.	2,937,455

Total		7,094,464

Mining (1.9%)
103,000	De Beers Cons’D Mines, ADR	2,858,250

Printing & Publishing (6.6%)
5,580	Edipresse SA	2,325,534
292,800	NV Holdingmaatschappij de Telegraaf	6,225,401
50,700	Pearson PLC	1,464,059

Total		10,014,994

Raw Materials (1.7%)
660,500	Nippon Sanso Corp.	2,495,841

See Notes to Portfolios of Investments.

Great Plains Equity Fund

Shares		Market Value in U.S. Dollars

Common Stocks, continued
Technology (10.0%)
36,000	OY Nokia AB, Class A, ADR	$ 1,617,750
62,351	Philips Electronics NV, ADR	3,074,684
258,697	(1) Vishay Intertechnology, Inc.	10,428,724

Total		15,121,158

Telecommunications (7.4%)
131,427	Alltel Corp.	6,645,278
84,000	Hellenic Telecommunication Organization SA (OTE)	1,561,609
50,000	(1) Worldcom, Inc.	1,825,000
93,678	Telecom Italia SpA	1,150,971

Total		11,182,858

Transportation (4.2%)
536,700	FirstGroup PLC	1,964,537
327,687	Werner Enterprises, Inc.	4,423,775

Total		6,388,312

Total Common Stocks (identified cost $87,544,210)		133,360,191

Shares or Principal Amount		Market Value in U.S. Dollars

Mutual Fund Shares (3.3%)
4,903,337	Northern Institutional Diversified Assets Fund (at net asset value)	$ 4,903,337

U.S. Treasury Bills (7.2%)
$ 4,000,000	due 9/14/2000	3,991,028
1,500,000	due 9/28/2000	1,493,418
1,500,000	due 10/12/2000	1,489,545
1,500,000	due 11/9/2000	1,482,462
2,500,000	due 12/7/2000	2,461,515

Total U.S. Treasury Bills (identified cost $10,919,344)		10,917,968

Total Investments (identified cost $103,366,891)		$ 149,181,496

See Notes to Portfolios of Investments.

Great Plains Premier Fund

Portfolio of Investments
August 31, 2000

Shares		Market Value in U.S. Dollars

Common Stocks (87.6%)
Automotive (2.1%)
83,000	(1) Keystone Automotive Industries, Inc.	$ 466,875

Banking (6.4%)
80,600	Commercial Federal Corp.	1,455,838

Chemicals (12.6%)
36,375	Chemed Corp.	1,113,984
58,000	Lilly Industries, Inc., Class A	1,776,250

Total		2,890,234

Consumer Durables (5.1%)
51,750	CompX International, Inc., Class A	1,174,078

Consumer Non-Durables (1.9%)
30,800	OshKosh B’Gosh, Inc., Class A	438,900

Consumer Products (3.9%)
29,000	(1) Scotts Co., Class A	899,000

Finance-Services (4.2%)
21,130	Fair Isaac & Co., Inc.	970,659

Health Care & Medical Supplies (3.2%)
27,480	(1) Corvel Corp.	741,960

Papers (1.0%)
15,000	Schweitzer-Mauduit International, Inc.	217,500

Printing & Publishing (8.5%)
2,000	Edipresse SA	833,525
52,500	NV Holdingmaatschappij de Telegraaf	1,116,235

Total		1,949,760

Restaurants (2.1%)
40,000	CBRL Group, Inc.	482,500

Retail (4.2%)
73,200	(1) Buckle, Inc.	956,175

Shares or Principal Amount		Market Value in U.S. Dollars

Common Stocks, continued
Technology (14.8%)
121,090	(1) New Horizons Worldwide, Inc.	$ 2,580,731
20,122	(1) Vishay Intertechnology, Inc.	811,168

Total		3,391,899

Telecommunications (7.3%)
70,700	(1) West TeleServices Corp.	1,679,125

Transportation (4.8%)
81,500	(1) Hub Group, Inc., Class A	1,100,250

Trucking (5.5%)
92,775	Werner Enterprises, Inc.	1,252,463

Total Common Stocks (identified cost $16,819,199)		20,067,216

Mutual Fund Shares (2.4%)
539,247	Northern Institutional Diversified Assets Fund (at net asset value)	539,247

U.S. Treasury Bills (8.4%)
$850,000	due 9/14/2000	848,093
500,000	due 10/12/2000	496,515
600,000	due 11/24/2000	591,418

Total U.S. Treasury Bills (identified cost $1,936,191)		1,936,026

Total Investments (identified cost $19,294,637)		$22,542,489

See Notes to Portfolios of Investments.

Great Plains Intermediate Bond Fund

Portfolio of Investments
August 31, 2000

Principal Amount		Market Value

Corporate Bonds (41.1%)
Finance (17.9%)
$2,000,000	ABN-AMRO Bank NV, Chicago, Sub. Note, 6.625%, 10/31/2001	$ 1,991,586
1,000,000	AON Corp., Note, 6.30%, 1/15/2004	968,557
1,000,000	Associates Corp. of North America, Sr. Note, 7.50%, 4/15/2002	1,005,677
2,000,000	Bayerische Landesbank-NY, Sub. Note, 6.375%, 10/15/2005	1,913,654
2,000,000	Bear Stearns Cos., Inc., Sr. Note, 7.00%, 3/1/2007	1,927,678
2,000,000	Ford Motor Credit Corp., Note, 6.625%, 6/30/2003	1,967,034
1,000,000	Ford Motor Credit Corp., Note, 7.00%, 9/25/2001	999,463
1,000,000	Ford Motor Credit Corp., Note, 7.50%, 1/15/2003	1,006,698
2,000,000	General Motors Acceptance Corp., Note, 6.875%, 7/15/2001	1,997,998
1,000,000	Household Finance Corp., Note, 7.20%, 7/15/2006	983,811
1,000,000	IBM Credit Corp., Note, 7.50%, 6/15/2013	1,030,790
1,000,000	International Lease Finance Corp., Note, 6.875%, 5/1/2001	997,812
2,000,000	Merrill Lynch & Co., Inc., Note, 6.25%, 1/15/2006	1,903,620
2,000,000	Northern Trust Corp., Note, 7.30%, 9/15/2006	2,000,174

Total		20,694,552

Industrials (20.8%)
1,000,000	Anheuser-Busch Cos., Inc., Note, 7.00%, 9/1/2005	992,090
2,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	1,983,500
1,000,000	DaimlerChrysler AG, Note, 6.90%, 9/1/2004	991,250
1,500,000	Deere & Co., Note, 6.55%, 7/15/2004	1,464,232

Principal Amount		Market Value

Corporate Bonds, continued
Industrials, continued
$2,000,000	Disney (Walt) Co., Bond, 6.75%, 3/30/2006	$ 1,983,728
1,000,000	E.W. Scripps Co., Note, 6.375%, 10/15/2002	992,482
1,000,000	First Data Corp., Note, 6.625%, 4/1/2003	983,537
1,000,000	Hertz Corp., Note, 7.625%, 8/15/2007	1,000,337
1,500,000	Honeywell Inc., Unsecd. Note, 7.125%, 4/15/2008	1,483,325
2,000,000	Lucent Technologies, Inc., Note, 6.90%, 7/15/2001	1,998,254
2,000,000	Philip Morris Cos., Inc., Note, 7.50%, 1/15/2002	1,976,582
1,500,000	Pitney Bowes, Inc., Note, 5.95%, 2/1/2005	1,446,070
1,500,000	Rockwell International Corp., Note, 6.15%, 1/15/2008	1,385,307
1,000,000	Sony Corp., Bond, 6.125%, 3/4/2003	981,609
2,000,000	Texaco Capital, Inc., Note, 6.00%, 6/15/2005	1,922,428
1,000,000	Texas Instruments, Inc., Sr. Note, 7.00%, 8/15/2004	1,002,346
1,500,000	United Technologies Corp., Note, 6.40%, 9/15/2001	1,488,929

Total		24,076,006

Utilities (2.4%)
1,000,000	AT&T Corp., Global Bond, 6.00%, 3/15/2009	889,564
1,000,000	Cox Communications, Inc., Note, 7.00%, 8/15/2001	993,440
1,000,000	GTE South, Inc., Deb., 6.00%, 2/15/2008	910,139

Total		2,793,143

Total Corporate Bonds (identified cost $48,405,821)		47,563,701

Government Agencies (25.2%)
Federal Home Loan Bank (9.1%)
1,000,000	5.50%, 8/13/2001	989,286

See Notes to Portfolios of Investments.

Great Plains Intermediate Bond Fund

Principal Amount		Market Value

Government Agencies, continued
Federal Home Loan Bank, continued
$1,000,000	5.625%, 3/19/2001	$ 994,458
2,000,000	6.00%, 8/15/2002	1,975,942
1,500,000	6.50%, 8/14/2009	1,460,551
3,000,000	7.20%, 6/14/2011	3,068,361
2,000,000	7.70%, 9/20/2004	2,068,210

Total		10,556,808

Federal Home Loan Mortgage Corporation (6.1%)
1,000,000	6.125%, 7/14/2003	980,579
2,000,000	6.48%, 12/5/2011	1,932,586
4,000,000	7.93%, 1/20/2005	4,163,652

Total		7,076,817

Federal National Mortgage Association (7.3%)
1,000,000	5.91%, 8/25/2003	975,087
3,000,000	6.625%, 9/15/2009	2,956,200
1,000,000	7.93%, 2/14/2025	1,120,431
2,000,000	8.20%, 3/10/2016	2,226,956
1,000,000	8.43%, 11/18/2024	1,177,866

Total		8,456,540

Student Loan Marketing Association (2.7%)
3,000,000	7.30%, 8/1/2012	3,090,852

Total Government Agencies (identified cost $29,203,284)		29,181,017

Mortgage Backed Securities (16.4%)
Federal Home Loan Mortgage Corporation (7.4%)
305,881	6.50%, 3/1/2003	303,013
674,812	6.50%, 4/1/2003	668,486
876,143	6.50%, 9/1/2010	854,787
1,151,471	6.50%, 2/1/2011	1,123,404
915,433	6.50%, 2/1/2011	893,120
1,459,643	6.50%, 1/1/2026	1,397,152
309,974	7.00%, 6/1/2003	307,843
606,344	7.00%, 3/1/2011	600,659
1,105,731	7.00%, 12/1/2011	1,095,364
649,200	7.00%, 8/1/2015	640,071
679,958	7.50%, 5/1/2016	676,771

Total		8,560,670

Federal National Mortgage Association (4.6%)
517,155	7.00%, 8/1/2001	513,276
1,177,685	7.00%, 3/1/2004	1,168,853
1,268,564	7.00%, 5/1/2016	1,250,328

Principal Amount		Market Value

Mortgage Backed Securities, continued
Federal National Mortgage Association, continued
$1,863,086	7.00%, 8/1/2019	$ 1,817,673
534,105	8.00%, 7/1/2014	544,620

Total		5,294,750

Government National Mortgage Association (4.4%)
1,988,680	6.50%, 2/20/2026	1,901,675
20,667	7.50%, 5/15/2023	20,680
70,980	7.50%, 1/15/2024	71,025
748,809	7.50%, 8/20/2025	746,001
993,942	7.50%, 11/15/2029	994,563
976,434	7.50%, 12/15/2029	977,045
35,958	8.50%, 8/15/2016	36,868
87,755	8.50%, 8/15/2016	89,977
21,239	9.00%, 1/15/2004	21,810
32,224	9.00%, 2/15/2017	33,331
26,656	9.00%, 9/15/2019	27,572
16,132	9.00%, 9/15/2019	16,687
3,379	9.50%, 9/15/2019	3,511
27,859	9.50%, 9/15/2021	28,947
1,303	10.00%, 4/15/2001	1,325
2,574	10.00%, 9/15/2003	2,694
38,729	10.00%, 12/15/2018	41,404
1,193	10.00%, 5/15/2019	1,264
4,854	10.00%, 5/15/2020	5,139
54,372	11.50%, 10/15/2010	59,418

Total		5,080,936

Total Mortgage Backed Securities (identified cost $19,186,634)		18,936,356

U.S. Treasury Securities (13.5%)
2,000,000	5.875%, 2/15/2004	1,988,750
1,000,000	6.25%, 2/15/2003	1,002,500
1,000,000	6.50%, 5/15/2005	1,020,313
1,000,000	7.00%, 7/15/2006	1,048,125
1,000,000	7.25%, 8/15/2004	1,041,563
3,000,000	7.50%, 11/15/2001	3,042,189
1,000,000	7.50%, 2/15/2005	1,055,938
2,000,000	8.75%, 5/15/2020	2,641,250
2,600,000	9.125%, 5/15/2009	2,838,064

Total U.S. Treasury Securities (identified cost $15,189,666)		15,678,692

See Notes to Portfolios of Investments.

Great Plains Intermediate Bond Fund

Shares		Market Value

Mutual Fund Shares (2.8%)
3,200,440	Northern Institutional Diversified Assets Fund (at net asset value)	$ 3,200,440

Total Investments (identified cost $115,185,845)		$114,560,206

See Notes to Portfolios of Investments.

Great Plains Tax-Free Bond Fund

Portfolio of Investments
August 31, 2000

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals (97.9%)
Arizona (0.5%)
$ 300,000	Tempe, AZ, GO, 6.00%, 7/1/2005	AA+	$ 310,470

Colorado (0.5%)
275,000	Jefferson County, CO, School District No. R-001, GO, 5.50%, 12/15/2014	AAA	283,143

Guam (0.8%)
500,000	Guam Power Authority, Refunding Revenue Bonds, (AMBAC), 5.00%, 10/1/2020	AAA	477,115

Illinois (2.7%)
1,000,000	Illinois State Sales Tax, Refunding Revenue Bonds, 6.00%, 6/15/2009	AAA	1,085,060
600,000	Palatine, IL, Refunding Revenue Bonds, (FNMA COL), 5.50%, 12/1/2026	AAA	606,714

Total			1,691,774

Indiana (1.5%)
1,000,000	Indiana Municipal Power Agency, Refunding Revenue Bonds, (MBIA), 5.30%, 1/1/2020	AAA	969,930

Iowa (2.3%)
500,000	Sioux City, IA, GO, 6.20%, 6/1/2004	AA-	521,780
1,000,000	University of Iowa, Revenue Bonds, (Medical Education and Biomed Facilities Project)/ (AMBAC), 5.10%, 6/1/2018	AAA	961,850

Total			1,483,630

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Minnesota (0.8%)
$ 500,000	North St. Paul- Maplewood, MN, ISD 622, (MBIA), 6.10%, 2/1/2004	AAA	$ 525,620

Nebraska (74.9%)
500,000	American Public Energy Agency, NE, Revenue Bonds, (Nebraska Public Gas Agency)/ (AMBAC), 4.30%, 3/1/2011	AAA	424,545
750,000	American Public Energy Agency, NE, Revenue Bonds, (Nebraska Public Gas Agency)/ (AMBAC), 5.25%, 6/1/2011	AAA	701,040
1,000,000	Cass County, NE, School District No. 1, GO, (AMBAC), 5.00%, 12/15/2014	AAA	963,810
300,000	Cornhusker, NE, Public Power District, Revenue Bonds, 5.20%, 3/1/2003	A+	305,376
1,450,000	Douglas County, NE, Hospital Authority No. 2, Revenue Bonds, (Immanuel Medical Center)/ (AMBAC), 5.125%, 9/1/2012	AAA	1,452,073
500,000	Douglas County, NE, Hospital Authority No. 2, Revenue Bonds, (Catholic Health Corp.)/(MBIA), 5.00%, 11/15/2000	AAA	500,600
1,000,000	Douglas County, NE, School District No. 17, GO, (FGIC), 5.00%, 11/15/2013	AAA	991,820

See Notes to Portfolios of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Nebraska, continued
$ 750,000	Douglas County, NE, School District No. 17, GO, 5.30%, 10/1/2007	A+	$ 758,580
1,000,000	Douglas County, NE, Zoo Facility, Refunding Revenue Bonds, 5.875%, 9/1/2014	A-	1,042,550
300,000	Douglas County, NE, GO, 4.95%, 7/1/2003	AA+	304,053
520,000	Gage County, NE, School District No. 15, GO, 5.50%, (AMBAC), 12/15/2009	AAA	530,270
500,000	Grand Island, NE, Revenue Bonds, 5.60%, 4/1/2006	A2	520,750
500,000	Grand Island, NE, Revenue Bonds, 5.75%, 4/1/2007	A2	521,805
500,000	Hall County, NE, School District No. 2, GO, 4.70%, 12/1/2003	A1	503,935
400,000	Hall County, NE, School District No. 2, GO, 5.00%, 8/15/2008	A1	400,968
1,000,000	Lancaster County, NE, Hospital Authority No. 1, Revenue Bonds, (Bryan Memorial Hospital Project)/(MBIA), 5.10%, 6/1/2010	AAA	1,013,660
2,000,000	Lancaster County, NE, School District No. 1, GO, (Lincoln Public Schools), 5.00%, 1/15/2009	AAA	2,037,020

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Nebraska, continued
$ 600,000	Lancaster County, NE, School District No. 145 Waverly, GO, (AMBAC), 5.70%, 12/1/2016	AAA	$ 605,472
1,500,000	Lincoln, NE, Electric Systems, 5.30%, 9/1/2009	AA	1,535,325
400,000	Lincoln, NE, Electric Systems, 5.40%, 9/1/2004	AA+	415,264
500,000	Lincoln, NE, Electric Systems, 5.40%, 9/1/2010	AA	512,415
1,250,000	Lincoln, NE, Electric Systems, Refunding Revenue Bonds, 5.00%, 9/1/2006	AA	1,271,825
300,000	Lincoln, NE, Hospital, (FSA), 5.60%, 12/1/2003	AAA	313,347
1,000,000	Lincoln, NE, GO, 4.75%, 8/15/2019	AAA	903,090
200,000	Lincoln, NE, GO, 4.80%, 5/1/2003	AAA	200,058
1,000,000	Lincoln, NE, Parking, Refunding Revenue Bonds, 5.375%, 8/15/2014	A	1,012,730
400,000	Lincoln, NE, Waterworks, 4.80%, 8/15/2002	AA+	403,144
500,000	Lincoln, NE, Waterworks, 5.30%, 8/15/2009	AA+	512,780
500,000	Lincoln-Lancaster County, NE, Public Building Commission, 5.25%, 10/15/2008	AA+	519,560
745,000	Lincoln-Lancaster County, NE, Public Building Commission, 5.80%, 10/15/2018	AA+	767,149
See Notes to Portfolios of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Nebraska, continued
$ 400,000	Municipal Energy Agency of Nebraska, (AMBAC), 5.40%, 4/1/2003	AAA	$ 408,916
500,000	Nebraska EDL, Telecommunications Improvements, Revenue Bonds, 6.00%, 2/1/2007	AA	534,055
1,250,000	Nebraska EDL, Telecommunications Improvements, Revenue Bonds, 6.00%, 2/1/2010	AA	1,351,200
125,000	Nebraska Elementary & Secondary School Finance Authority, 5.00%, 7/15/2009	BBB+	122,235
155,000	Nebraska Investment Finance Authority, 5.40%, 9/1/2003	AAA	157,514
490,000	Nebraska Investment Finance Authority, 5.55%, 5/15/2003	AA	502,872
2,000,000	Nebraska Investment Finance Authority, 6.30%, 9/1/2020	AAA	2,069,300
360,000	Nebraska Investment Finance Authority, 6.40%, 7/1/2005	A+	374,101
500,000	Nebraska Investment Finance Authority, Refunding Revenue Bonds, (AMBAC), 5.00%, 7/1/2003	AAA	500,185
1,000,000	Nebraska Investment Finance Authority, Revenue Bonds, (AMBAC), 5.00%, 8/15/2011	AAA	1,000,350
1,250,000	Nebraska Public Gas Agency, Revenue Bonds, 5.30%, 4/1/2003	Baa1	1,267,413

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Nebraska, continued
$1,020,000	Nebraska Public Power District, (MBIA), 5.25%, 1/1/2012	AAA	$ 1,036,861
500,000	Nebraska Public Power District, 4.80%, 1/1/2003	AAA	504,635
225,000	Nebraska Public Power District, 6.00%, 1/1/2006	AAA	234,097
1,000,000	Nebraska Public Power District, Electric, Light & Power Revenue Bonds, (FSA), 5.125%, 1/1/2019	AAA	956,400
540,000	Omaha, NE, Airport Authority, (MBIA), 5.00%, 1/1/2008	AAA	549,785
475,000	Omaha, NE, Parking Facilities Corp., 5.20%, 9/15/2009	AA+	489,226
235,000	Omaha, NE, Parking Facilities Corp., 5.45%, 5/1/2015	AA+	240,231
250,000	Omaha, NE, Parking Facilities Corp., 5.50%, 5/1/2016	AA+	255,390
500,000	Omaha, NE, Parking Facilities Corp., 5.70%, 9/15/2015	AA+	515,430
500,000	Omaha, NE, Public Power District, Revenue Bonds, 5.10%, 2/1/2003	AA	507,520
750,000	Omaha, NE, Public Power District, Revenue Bonds, 5.30%, 2/1/2016	AA	744,120
500,000	Omaha, NE, Public Power District, Revenue Bonds, 5.35%, 2/1/2001	Aa2	502,280

See Notes to Portfolios of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Nebraska, continued
$1,000,000	Omaha, NE, Public Power District, Revenue Bonds, 5.40%, 2/1/2006	AA	$ 1,039,150
500,000	Omaha, NE, Public Power District, Revenue Bonds, 5.60%, 2/1/2012	AA	512,430
250,000	Omaha, NE, GO UT, 5.00%, 11/15/2005	AAA	256,485
700,000	Omaha, NE, GO UT, 5.25%, 12/1/2012	AAA	717,598
500,000	Omaha, NE, GO UT, 6.10%, 9/1/2004	AAA	518,460
500,000	Omaha, NE, Impounding Facilities, 5.55%, 8/1/2014	NR	503,425
510,000	Omaha, NE, Refunding Revenue Bonds, 5.20%, 1/15/2002	AA	515,437
1,000,000	Omaha, NE, Special Tax, Revenue Bonds, 6.00%, 11/1/2014	NR	1,029,020
1,200,000	University of Nebraska Facilities Corp., 4.95%, 11/1/2009	AA-	1,212,720
700,000	University of Nebraska Facilities Corp., (University of Nebraska Medical Center Project), 5.45%, 7/1/2008	A1	729,323
1,000,000	University of Nebraska Facilities Corp., Revenue Bonds, 5.25%, 7/15/2011	AA-	1,023,560
440,000	University of Nebraska, (Lincoln Parking Project), 5.00%, 6/1/2007	A-	445,135

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Nebraska, continued
$ 275,000	University of Nebraska, 5.15%, 7/1/2009	A	$ 275,547
310,000	University of Nebraska, (Lincoln Parking Project), 5.10%, 6/1/2013	A-	312,892
740,000	University of Nebraska, Refunding Revenue Bonds, 5.75%, 7/1/2005	A	747,074
800,000	University of Nebraska, Refunding Revenue Bonds, 5.80%, 6/1/2020	A-	803,784

Total			47,411,170

Nevada (1.8%)
500,000	Clark County, NV, School District, GO, (FGIC), 6.375%, 6/15/2005	AAA	542,015
195,000	Nevada Housing Division, 5.60%, 10/1/2007	AAA	202,628
385,000	Nevada State, GO, 5.40%, 2/1/2008	AA	397,462

Total			1,142,105

New York (0.2%)
150,000	New York City, NY, GO UT, (FGIC), 7.25%, 10/1/2005	AAA	151,484

Ohio (0.4%)
250,000	Ohio State, GO, 5.80%, 8/1/2001	AA+	253,460

Puerto Rico (4.5%)
500,000	Commonwealth of Puerto Rico, GO, (MBIA), 5.20%, 7/1/2006	AAA	524,415

See Notes to Portfolios of Investments.

Great Plains Tax-Free Bond Fund

Principal Amount		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Puerto Rico, continued
$ 200,000	Puerto Rico Commonwealth Infrastructure Financing Authority, GO, (AMBAC), 5.00%, 7/1/2011	AAA	$ 206,846
1,000,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, (AMBAC), 5.00%, 7/1/2008	AAA	1,045,740
1,000,000	Puerto Rico Municipal Finance Agency, GO UT, (FSA), 5.75%, 8/1/2011	AAA	1,096,500

Total			2,873,501

Texas (2.4%)
500,000	Fort Bend, TX, ISD, GO UT, (PSFG), 5.50%, 2/15/2010	AAA	508,120
300,000	Houston, TX, ISD, GO, (PSFG), 5.40%, 8/15/2001	AAA	303,045
215,000	Houston, TX, GO, 5.90%, 3/1/2003	AA-	219,416
85,000	Houston, TX, GO, Prerefunded, 5.90%, 3/1/2003	AA-	86,822
380,000	Wylie, TX, ISD, GO, (PSFG), 6.20%, 8/15/2004	Aaa	403,229

Total			1,520,632

Principal Amount or Shares		Credit Rating(2)	Market Value

Long-Term Municipals, continued
Utah (1.5%)
$1,000,000	Utah Associated Municipal Power Systems, Revenue Refunding Bonds, (AMBAC), 5.00%, 6/1/2018	AAA	$ 941,010

Washington (2.5%)
1,000,000	Seattle, WA, Drain & Wastewater, Revenue Bonds, 5.75%, 11/1/2012	AA-	1,063,640
500,000	Washington State Health Care Facility Authority, Refunding Revenue Bonds, (Sisters of Providence)/(FGIC), 5.90%, 10/1/2003	AAA	519,355

Total			1,582,995

Wisconsin (0.6%)
350,000	Milwaukee, WI, GO, 5.90%, 6/15/2004	AA+	359,184

Total Long-Term Municipals (identified cost $61,081,677)			61,977,223

Mutual Fund Shares (1.3%)
810,121	Northern Institutional Tax-Exempt Fund (at net asset value)		810,121

Total Investments (identified cost $61,891,798)			$62,787,344

See Notes to Portfolios of Investments.

Notes to Portfolios of Investments

(1)  Non-income producing security.
(2)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current ratings are unaudited.

The following abbreviations are used throughout these portfolios:

ADR — American Depository Receipt
AMBAC — American Municipal Bond Assurance Corporation
COL — Collateralized
FGIC — Financial Guaranty Insurance Corporation
FNMA — Federated National Mortgage Association
FSA — Financial Security Assurance
GO — General Obligation
ISD — Independent School District
MBIA — Municipal Bond Investors Assurance
PSFG — Permanent School Fund Guarantee
UT — Unlimited Tax

	Cost of Investments for Federal Tax Purposes	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*

Great Plains Equity Fund	$103,366,891	$45,814,605	$49,349,851	$3,535,246	$151,195,941
Great Plains Premier Fund	$ 19,294,637	$ 3,247,852	$ 5,036,615	$1,788,763	$ 22,917,742
Great Plains Intermediate Bond Fund	$115,185,845	$ (625,639)	$ 1,054,239	$1,679,878	$115,697,880
Great Plains Tax-Free Bond Fund	$ 61,891,798	$ 895,546	$ 1,334,113	$ 438,567	$ 63,304,651

* The categories of investments are shown as a percentage of net assets at August 31, 2000.

(See Notes which are an integral part of the Financial Statements)
Great Plains Funds
Statements of Assets and Liabilities
August 31, 2000

	Equity Fund		Premier Fund	Intermediate Bond Fund		Tax-Free Bond Fund
Assets:

Total investments in securities, at value	$149,181,496		$22,542,489	$114,560,206		$62,787,344

Cash	198		30	150		82

Income receivable	261,936		20,225	1,698,993		810,340

Receivable for investments sold	6,491,796		939,379	—		—

Receivable for shares sold	9,519		7,963	7,707		—

Deferred organizational costs	3,016		700	2,276		1,964

Total assets	155,947,961		23,510,786	116,269,332		63,599,730

Liabilities:

Payable for investments purchased	4,308,390		498,756	—		—

Payable for shares redeemed	316,201		51,208	115,951		3,100

Income distribution payable	—		—	364,791		229,937

Accrued expenses	127,429		43,080	90,710		62,042

Total liabilities	4,752,020		593,044	571,452		295,079

Total Net Assets	151,195,941		22,917,742	115,697,880		63,304,651

Net Assets Consist of:

Paid in capital	97,569,357		20,438,949	116,326,303		62,454,051

Net unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	45,805,956	(1)	3,247,799 (1)	(625,639)	(1)	895,546

Accumulated net realized gain (loss) on investments and foreign currency transactions	7,640,050		(767,285)	(2,784)		(44,946)

Undistributed net investment income (Accumulated net operating loss)	180,578		(1,721)	—		—

Total Net Assets	$151,195,941		$22,917,742	$115,697,880		$63,304,651

Shares Outstanding	14,780,363		2,299,911	11,883,640		6,427,676

Net Asset Value Per Share	$ 10.23		$ 9.96	$ 9.74		$ 9.85

Offering Price Per Share	$ 10.77	(2)	$ 10.48 (2)	$ 10.04	(3)	$ 10.15 (3)

Redemption Proceeds Per Share	$ 10.23		$ 9.96	$ 9.74		$ 9.85

Investments, at identified and tax cost	$103,366,891		$19,294,637	$115,185,845		$61,891,798

(1)	Includes $3,257,237, $105,400 and $16,510, respectively, of unrealized appreciation at June 18, 1999, related to the acquisition of the Lancaster Funds.
(2) Computation of Offering Price: 100/95 of net asset value. See “What Do Shares Cost?” in the Prospectus.
(3) Computation of Offering Price: 100/97 of net asset value. See “What Do Shares Cost?” in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

Great Plains Funds
Statements of Operations
Year Ended August 31, 2000

	Equity Fund	Premier Fund	Intermediate Bond Fund	Tax-Free Bond Fund
Investment Income:

Dividends	$ 2,635,649 (1)	$ 170,063 (2)	$ —	$ —

Interest	876,818	155,530	8,315,082	3,498,204

Total income	3,512,467	325,593	8,315,082	3,498,204

Expenses:

Investment adviser fee	1,287,925	235,605	608,402	332,541

Administrative personnel and services fee	238,934	32,796	169,346	92,566

Custodian fees	28,997	19,063	24,189	18,567

Transfer and dividend disbursing agent fees and expenses	37,104	30,314	38,249	37,771

Trustees’ fees	10,186	1,160	6,573	3,691

Auditing fees	25,615	24,171	28,998	26,842

Legal fees	11,534	2,151	10,539	9,330

Portfolio accounting fees	63,238	12,167	55,619	44,589

Share registration costs	13,291	10,842	12,663	11,387

Printing and postage	6,423	1,522	5,740	1,788

Insurance premiums	1,213	510	998	782

Miscellaneous	10,235	4,335	9,658	7,322

Total expenses	1,734,695	374,636	970,974	587,176

Waiver—

Waiver of investment adviser fee	(445,182)	(47,121)	—	—

Net expenses	1,289,513	327,515	970,974	587,176

Net investment income (loss)	2,222,954	(1,922)	7,344,108	2,911,028

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:

Net realized gain (loss) on investments and foreign currency transactions	5,227,684	955,645	1,748	(24,951)

Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	(14,145,914)	2,413,242	(568,734)	493,536

Net realized and unrealized gain (loss) on investments and foreign currency	(8,918,230)	3,368,887	(566,986)	468,585

Change in net assets resulting from operations	$ (6,695,276)	$3,366,965	$6,777,122	$3,379,613

(1) Net of foreign taxes withheld of $30,473.
(2) Net of foreign taxes withheld of $4,075.

(See Notes which are an integral part of the Financial Statements)
Great Plains Funds
Statements of Changes in Net Assets

	Equity Fund
	Year Ended August 31, 2000	Year Ended August 31, 1999
Increase (Decrease) in Net Assets:

Operations—

Net investment income (loss)	$ 2,222,954	$ 822,102

Net realized gain (loss) on investments and foreign currency transactions	5,227,684	4,998,937

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currency	(14,145,914)	27,020,963

Change in net assets resulting from operations	(6,695,276)	32,842,002

Distributions to Shareholders—

Distributions from net investment income	(2,054,755)	(808,293)

Distributions from net realized gain on investments and foreign currency transactions	(4,419,471)	(10,676,538)

Change in net assets from distributions to shareholders	(6,474,226)	(11,484,831)

Share Transactions—

Proceeds from sale of shares	9,639,012	17,901,861

Proceeds from shares issued in connection with the acquisition of the Lancaster Funds	—	10,186,660 (1)

Net asset value of shares issued to shareholders in payment of distributions declared	3,110,822	5,383,572

Cost of shares redeemed	(40,721,555)	(42,365,249)

Change in net assets from share transactions	(27,971,721)	(8,893,156)

Change in net assets	(41,141,223)	12,464,015

Net Assets—

Beginning of period	192,337,164	179,873,149

End of period	$151,195,941	$192,337,164

Undistributed net investment income included in net assets at end of period	$ 180,578	$ 18,675

Net gain (loss) as computed for federal tax purposes	$ 7,929,497	$ 5,007,822

(1)	Includes $3,257,237, $105,400 and $16,510, respectively, of unrealized appreciation, at June 18, 1999 related to the acquisition of the Lancaster Funds.

(See Notes which are an integral part of the Financial Statements)

Premier Fund		Intermediate Bond Fund		Tax-Free Bond Fund
Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999	Year Ended August 31, 2000	Year Ended August 31, 1999

$ (1,922)	$ (41,521)	$ 7,344,108	$ 7,794,479	$ 2,911,028	$ 2,844,022

955,645	(1,723,792)	1,748	197,176	(24,951)	(20,013)

2,413,242	3,171,915	(568,734)	(7,733,470)	493,536	(2,451,741)

3,366,965	1,406,602	6,777,122	258,185	3,379,613	372,268

—	(22,686)	(7,370,883)	(7,785,571)	(2,911,385)	(2,843,665)

—	(1,944,853)	(190,973)	—	—	(64,317)

—	(1,967,539)	(7,561,856)	(7,785,571)	(2,911,385)	(2,907,982)

2,752,132	7,573,110	11,717,056	22,919,544	4,416,681	6,507,545

—	1,393,207 (1)	—	525,704 (1)	—	—

—	1,347,404	3,043,251	3,291,377	37,324	17,540

(7,664,824)	(7,479,565)	(26,644,345)	(37,560,283)	(10,060,232)	(2,918,333)

(4,912,692)	2,834,156	(11,884,038)	(10,823,658)	(5,606,227)	3,606,752

(1,545,727)	2,273,219	(12,668,772)	(18,351,044)	(5,137,999)	1,071,038

24,463,469	22,190,250	128,366,652	146,717,696	68,442,650	67,371,612

$22,917,742	$24,463,469	$115,697,880	$128,366,652	$63,304,651	$68,442,650

$ (1,721)	$ (310)	$ —	$ 25,997	—	$ 357

$ (752,746)	$ (14,540)	$ 4,533	$ 186,441	$ 29,873	$ (1,036)

Great Plains Funds
Financial Highlights

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	Total from Investment Operations	Distributions from Net Investment Income		Distributions from Net Realized Gain on Investments and Foreign Currency Transactions		Distributions in Excess of Net Realized Gain on Investments
Equity Fund
1998(3)	$10.00	0.07	(0.16)	(0.09)	(0.07)		—		—
1999	$ 9.84	0.05	1.80	1.85	(0.05)		(0.62)		—
2000	$11.02	0.14	(0.54)	(0.40)	(0.13)		(0.26)		—

Premier Fund
1998(3)	$10.00	0.01	(1.18)	(1.17)	(0.00	)(5)	—		—
1999	$ 8.83	0.01	0.57	0.58	(0.01)		(0.77)		—
2000	$ 8.63	—	1.33	1.33	—		—		—

Intermediate Bond Fund
1998(3)	$10.00	0.54	0.36	0.90	(0.54)		—		(0.00	)(5)
1999	$10.36	0.58	(0.57)	0.01	(0.58)		—		—
2000	$ 9.79	0.58	(0.03)	0.55	(0.59)		(0.01)		—

Tax-Free Bond Fund
1998(3)	$10.00	0.39	0.13	0.52	(0.39)		(0.00	)(5)	—
1999	$10.13	0.42	(0.36)	0.06	(0.42)		(0.01)		—
2000	$ 9.76	0.42	0.09	0.51	(0.42)		—		—

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2)	This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown.

(3)	For the period from September 29, 1997 (date of initial public investment) to August 31, 1998.

(4)	Computed on an annualized basis.

(5)	Distributions less than ($0.01) per share.

(See Notes which are an integral part of the Financial Statements)
			Ratios to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return (1)	Expenses		Net Investment Income (Loss)		Expense Waiver/ Reimbursement (2)		Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(0.07)	$ 9.84	(0.94%)	1.02	%(4)	0.79	%(4)	—		$179,873	39%
(0.67)	$11.02	19.06%	0.74%		0.43%		0.24%		$192,337	5%
(0.39)	$10.23	(3.68%)	0.75%		1.29%		0.26%		$151,196	30%

(0.00)	$ 8.83	(11.69%)	1.44	%(4)	0.12	%(4)	0.40	%(4)	$ 22,190	68%
(0.78)	$ 8.63	6.54%	1.40%		(0.18%)		0.22%		$ 24,463	25%
—	$ 9.96	15.41%	1.39%		(0.01%)		0.20%		$ 22,918	30%

(0.54)	$10.36	9.23%	0.79	%(4)	5.82	%(4)	—		$146,718	9%
(0.58)	$ 9.79	0.01%	0.75%		5.67%		—		$128,367	24%
(0.60)	$ 9.74	5.85%	0.80%		6.04%		—		$115,698	5%

(0.39)	$10.13	5.29%	0.87	%(4)	4.22	%(4)	—		$ 67,372	8%
(0.43)	$ 9.76	0.54%	0.83%		4.17%		0.01%		$ 68,443	7%
(0.42)	$ 9.85	5.43%	0.88%		4.38%		—		$ 63,305	30%
Great Plains Funds
Combined Notes to Financial Statements

August 31, 2000

1.  Organization

Great Plains Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios (individually referred to as the “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective

Great Plains Equity Fund (“Equity Fund”)	Non-diversified	To seek total return (consisting of current income and capital appreciation) over the long-term.

Great Plains Premier Fund (“Premier Fund”)	Non-diversified	To seek total return (consisting of current income and capital appreciation) over the long-term.

Great Plains Intermediate Bond Fund (“Intermediate Bond Fund”)	Diversified	To seek total return (consisting of current income and capital appreciation).

Great Plains Tax-Free Bond Fund (“Tax-Free Bond Fund”)	Non-diversified	To seek current income that is exempt from federal regular income tax and secondarily to seek current income that is also exempt from the regular income taxes imposed by the State of Nebraska.

On July 21, 2000, the assets of the Great Plains International Equity Fund were transferred into the Great Plains Equity Fund in a tax free exchange. As the Great Plains Equity Fund was the sole shareholder in the Great Plains International Equity Fund, no fund shares were issued. The net assets received from the Great Plains International Equity Fund was $66,079,195. Unrealized appreciation transferred and included in the net assets received amount was $18,532,146.

On June 18, 1999, the following Funds acquired portfolios from the Lancaster Funds in a tax-free exchange as follows:

	Equity Fund	Premier Fund	Intermediate Bond Fund

Great Plains Fund Shares Issued	893,567	159,771	52,994

Lancaster Funds Net Assets Received	$10,186,660	$1,393,207	$525,704

Unrealized Appreciation*	$ 3,257,237	$ 105,400	$ 16,510

*Unrealized appreciation is included in the Lancaster Funds’ net assets acquired above.
Great Plains Funds

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation —Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the latest bid price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be com pleted at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are normally valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Repurchase Agreements —It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds’ adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the “Trustees”). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

As of August 31, 2000, the Funds had no outstanding repurchase agreements.

Investment Income, Expenses and Distributions —Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the “Code”). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Great Plains Funds

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions and mergers. The following reclassifications have been made to the financial statements.

Increase (Decrease)

Fund	Paid-In Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income

Equity Fund	$(2,694,930)	$2,701,226	$(6,296)
Premier Fund	$ (2,233)	$ 1,722	$ 511

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes —It is the Funds’ policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At August 31, 2000, the following Funds had capital loss carryforwards for federal tax purposes, which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve each Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as listed below:

	Expiration Year

Fund	2007	2008	Total Capital Loss CarryForward

Premier Fund	$14,539	$752,746	$767,285
Tax-Free Bond Fund	$ 1,036	$ 29,873	$ 30,909

Additionally, the following Funds had net capital and currency losses attributable to security transactions incurred after October 31, 1999 which were treated as arising on September 1, 2000, the first day of each Fund’s next taxable year as follows:

Fund	Capital Losses Deferred	Currency Losses Deferred

Equity Fund	—	$6,296

Intermediate Bond Fund	$ 2,785	—

Tax-Free Bond Fund	$14,037	—

When-Issued and Delayed Delivery Transactions —The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts —Equity Fund and Premier Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the Funds’ foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Funds’ foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked to market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inabilit y of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

As of August 31, 2000, Equity Fund and Premier Fund had no outstanding foreign exchange contracts.

Foreign Currency Translation —The accounting records of Equity Fund and Premier Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FC”) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates —The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other —Investment transactions are accounted for on a trade date basis.

3.  Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) of each Fund. Transactions in shares were as follows:

	Equity Fund
	Year Ended August 31, 2000	Year Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	17,452,974	18,282,344

Shares sold	916,969	1,635,836

Shares issued in connection with the acquisition of the Lancaster Funds	—	893,567

Shares issued to shareholders on reinvestment of distributions declared	298,599	510,912

Shares redeemed	(3,888,179)	(3,869,685)

Net change resulting from Equity Fund share transactions	(2,672,611)	(829,370)

Shares at End of Period	14,780,363	17,452,974

	Premier Fund
	Year Ended August 31, 2000	Year Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	2,834,978	2,514,463

Shares sold	303,063	874,247

Shares issued in connection with the acquisition of the Lancaster Funds	—	159,771

Shares issued to shareholders on reinvestment of distributions declared	—	155,380

Shares redeemed	(838,130)	(868,883)

Net change resulting from Premier Fund share transactions	(535,067)	320,515

Shares at End of Period	2,299,911	2,834,978

Great Plains Funds

	Intermediate Bond Fund
	Year Ended August 31, 2000	Year Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	13,117,107	14,160,137

Shares sold	1,212,677	2,239,196

Shares issued in connection with the acquisition of the Lancaster Funds	—	52,994

Shares issued to shareholders on reinvestment of distributions declared	314,883	322,318

Shares redeemed	(2,761,027)	(3,657,538)

Net change resulting from Intermediate Bond Fund share transactions	(1,233,467)	(1,043,030)

Shares at End of Period	11,883,640	13,117,107

	Tax-Free Bond Fund
	Year Ended August 31, 2000	Year Ended August 31, 1999
	Shares	Shares
Shares at Beginning of Period	7,009,607	6,648,895

Shares sold	458,277	649,598

Shares issued to shareholders on reinvestment of distributions declared	3,862	1,757

Shares redeemed	(1,044,070)	(290,643)

Net change resulting from Tax-Free Bond Fund share transactions	(581,931)	360,712

Shares at End of Period	6,427,676	7,009,607

4.  Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee —First Commerce Investors, Inc., the Funds’ investment adviser (the “Adviser”) receives for its services an annual investment adviser fee based on a percentage of each Fund’s average daily net assets (see below).

Fund	Annual Rate
Equity Fund	0.75%
Premier Fund	1.00%
Intermediate Bond Fund	0.50%
Tax-Free Bond Fund	0.50%

Great Plains Funds

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee —Federated Services Company (“FServ”), under the Administrative Service Agreement, provides the Funds with certain administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075%, of the average aggregate daily net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses —FServ, through its subsidiary Federated Shareholder Services Company (“FSSC”), serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees —FServ maintains the Funds’ accounting records for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees —National Bank of Commerce is the Funds’ custodian for which it receives a fee. The fee is based on the level of each Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses —Organizational expenses were initially borne by FServ. The Funds have reimbursed FServ for these expenses. These expenses have been deferred and are being amortized over the five year period following each Fund’s effective date. For the year ended August 31, 2000, the Funds amortized organizational expenses as follows:

Fund	Expenses of Organizing the Funds	Organizational Expenses Amortized
Equity Fund	$7,350	$1,474
Premier Fund	$1,750	$ 350
Intermediate Bond Fund	$5,690	$1,138
Tax-Free Fund	$4,910	$ 982

General —Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

Great Plains Funds

5.  Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in kind contributions), for the year ended August 31, 2000, were as follows:

Fund	Purchases	Sales
Equity Fund	$48,943,562	$101,356,049
Premier Fund	$ 6,830,784	$ 11,829,962
Intermediate Bond Fund	$ 5,447,029	$ 14,348,425
Tax-Free Fund	$19,500,036	$ 24,405,604

6.  Concentration of Credit Risk

Since Tax-Free Bond Fund invests a substantial portion of its assets in issuers located in one state (Nebraska), it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund. In order to reduce the credit risk associated with such factors, at August 31, 2000, 23.7% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 12.7% of total investments.

7.  Subsequent Event

On May 9, 2000, the Board of Trustees of the Great Plains Funds approved an Agreement and Plan of Reorganization between the Great Plains Funds and Wells Fargo Funds. A Special Meeting of Shareholders of the Great Plains Funds was held on August 23, 2000. Shareholders of each Fund approved (1) an Agreement and Plan of Reorganization approving the transfer of assets and liabilities of each Fund to a corresponding Wells Fargo Fund (the “Reorganization”), and (2) an interim investment advisory agreement between First Commerce Investors, Inc. (FCI) and each of the Great Plains Funds covering the time period from June 16, 2000 until the closing of the Reorganization. As described in the related Notice of Special Meeting of Shareholders dated July 7, 2000 and Proxy Statement, the terms and conditions thereunder are substantially the same as those under the prior advisory agreement with FCI. The Reorganization occurred on September 8, 2000.

Independent Auditors’ Report

To the Board of Trustees and Shareholders
GREAT PLAINS FUNDS:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Great Plains Funds (the “Trust”), comprised of the following portfolios: Great Plains Equity Fund, Great Plains Premier Fund, Great Plains Intermediate Bond Fund, and Great Plains Tax-Free Bond Fund as of August 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 2000 and 1999, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at August 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Great Plains Equity Fund, Great Plains Premier Fund, Great Plains Intermediate Bond Fund, and Great Plains Tax-Free Bond Fund as of August 31, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2000

Tax Information (Unaudited)

Great Plains Funds

Fiscal Year Ended August 31, 2000

The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders at calendar year end.

The amount of long term capital gain paid as follows:

Name of Fund
Great Plains Equity Fund	$7,929,497
Great Plains Intermediate Bond Fund	4,478

Of the distributions made from investment income the following percentages are tax exempt for regular Federal income tax purposes.

Name of Fund
Great Plains Tax-Free Bond Fund	100%

A portion of this income may be subject to alternative minimum tax.

Of the distributions made by the following Funds the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders.

Name of Fund
Great Plains Equity Fund	60.12%
Great Plains Premier Fund	43.22%

The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Services (tax) purposes. Please note that shareholders will receive a letter in January 2001 reflecting calendar year information that will allow shareholders to prepare their calendar year 2000 income tax returns.

Tax Information (Unaudited)

Great Plains Funds

Short Fiscal Year Ended September 8, 2000 (year terminated by merger)

The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders.

The amount of long term capital gain paid (tax basis) as follows:

Name of Fund
Great Plains Equity Fund	$7,640,741

Of the distributions made from investment income the following percentages are tax exempt for regular Federal income tax purposes.

Name of Fund
Great Plains Tax-Free Bond Fund	100%

A portion of this income may be subject to alternative minimum tax.

Of the distributions made by the following Funds the corresponding percentage represents the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders.

Name of Fund
Great Plains Equity Fund	81.66%
Great Plains Premier Fund	49.22%

The above figures may differ from those cited elsewhere in this report due to differences in the calculations of income and capital gains for Securities and Exchange Commission (book) purposes and Internal Revenue Services (tax) purposes. Please note that shareholders will receive a letter in January 2001 reflecting calendar year information that will allow shareholders to prepare their calendar year 2000 income tax returns.
Not FDIC Insured
May Lose Value
No Bank Guarantee

Edgewood Services, Inc., Distributor

G02475-01 (10/00)

                                    APPENDIX

                        GREAT PLAINS FUNDS ANNUAL REPORT

                              DATED AUGUST 31, 2000

     PAGE 1. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant. Shares of Great Plains Equity Fund (Without Sales Charge) (the "Fund")
are  represented  by a solid  line.  The  Standard  &  Poor's 500 Index (the
"S&P  500") is  represented  by a broken line and the Lipper  Growth and
Income Fund  Average (the  "LGIFA") is  represented  by a dotted line.  The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment  in Shares of the Fund,  the S&P 500 and the LGIFA.
The "x" axis reflects  computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's Shares as compared to the S&P
500 and the  LGIFA.  The  ending  values  were  $32,896,  $59,331  and  $45,006, respectively.  The legend  underneath  the graphic  presentation  indicates  the
Fund's  Average  Annual Total  Returns for the  one-year,  five-year and 10-year periods  ended  August 31, 2000.  The total  returns  were  (3.68%),  14.22% and
12.65%.

     PAGE 2. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant.  Shares of Great Plains  Equity Fund (With Sales  Charge) (the "Fund")
are  represented  by a solid  line.  The  Standard  &  Poor's 500 Index (the
"S&P  500") is represented by a broken line and the Lipper Growth and Income
Fund Average (the "LGIFA") is  represented by a dotted line. The line graph is a visual  representation  of  a  comparison  of  change  in  value  of  a  $10,000 hypothetical  investment  in Shares of the Fund,  the S&P 500 and the LGIFA.
The "x" axis reflects  computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the investment.  The right margin reflects the ending value of the  hypothetical  investment in the Fund's Shares as compared to the S&P
500 and the  LGIFA.  The  ending  values  were  $31,910,  $59,331  and  $45,006, respectively.  The legend  underneath  the graphic  presentation  indicates  the
Fund's  Average  Annual Total  Returns for the  one-year,  five-year and 10-year periods  ended  August 31, 2000.  The total  returns  were  (8.50%),  13.05% and
12.07%, respectively.

     PAGE 3. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant.  Shares of Great  Plains  Premier  Fund  (Without  Sales  Charge) (the
"Fund") are  represented  by a solid  line.  The  Russell  2000 Index  ("Russell
Index") is  represented  by a broken line and the Lipper  Small-Cap Fund Average
(the  "LSCFA")  is  represented  by a dotted  line.  The line  graph is a visual representation  of a  comparison  of change  in value of a $10,000  hypothetical investment in Shares of the Fund, the Russell Index and the LSCFA.  The "x" axis reflects  computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right  margin  reflects  the  ending  value of the hypothetical  investment  in the Fund's  Shares as compared to the Russell Index
and  the  LSCFA.   The  ending  values  were   $33,342,   $44,854  and  $56,961,
respectively.  The legend  underneath  the graphic  presentation  indicates  the
Fund's  Average  Annual Total  Returns for the  one-year,  five-year and 10-year periods ended August 31, 2000. The total returns were 15.41%, 13.56% and 12.80%, respectively.

     PAGE 4. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant.  Shares of Great Plains  Premier Fund (With Sales Charge) (the "Fund")
are  represented  by a solid line. The Russell 2000 Index  ("Russell  Index") is represented by a broken line and the Lipper Small-Cap Fund Average (the "LSCFA")
is represented by a dotted line. The line graph is a visual  representation of a comparison of change in value of a $10,000 hypothetical  investment in Shares of the Fund,  the Russell Index and the LSCFA.  The "x" axis  reflects  computation periods  from  8/31/90  to  8/31/00.  The  "y"  axis  reflects  the  cost of the investment.  The right  margin  reflects  the ending  value of the  hypothetical investment  in the Fund's Shares as compared to the Russell Index and the LSCFA.
The ending values were $32,341,  $44,854 and $56,961,  respectively.  The legend underneath  the graphic  presentation  indicates the Fund's Average Annual Total
Returns for the one-year,  five-year and 10-year  periods ended August 31, 2000.
The total returns were 9.69%, 12.40% and 12.22%, respectively.

     PAGE 5. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant.  Shares of Great Plains  Intermediate Bond Fund (Without Sales Charge)
(the   "Fund")  are   represented   by  a  solid  line.   The  Lehman   Brothers
Government/Corporate  Intermediate  Index ("LBGCI") and the Lipper  Intermediate
Investment  Grade Average  ("LIIGA") is  represented  by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in Shares of the Fund, the LBGCI and the LIIGA. The "x"
axis reflects computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Shares as compared to the LBGCI and LIIGA.
The ending values were $20,005,  $20,374 and $20,131,  respectively.  The legend underneath  the graphic  presentation  indicates the Fund's Average Annual Total
Returns for the one-year,  five-year and 10-year  periods ended August 31, 2000.
The total returns were 5.85%, 5.74% and 7.18%, respectively.

     PAGE 6. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant. Shares of Great Plains Intermediate Bond Fund (With Sales Charge) (the
"Fund")   are    represented   by   a   solid   line.   The   Lehman    Brothers
Government/Corporate  Intermediate  Index ("LBGCI") and the Lipper  Intermediate
Investment  Grade Average  ("LIIGA") is  represented  by a dotted line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical  investment in Shares of the Fund, the LBGCI and the LIIGA. The "x"
axis reflects computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Shares as compared to the LBGCI and LIIGA.
The ending values were $19,405,  $20,374 and $20,131,  respectively.  The legend underneath  the graphic  presentation  indicates the Fund's Average Annual Total
Returns for the one-year,  five-year and 10-year  periods ended August 31, 2000.
The total returns were 2.71%, 5.09% and 6.85%, respectively.

     PAGE 7. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant.  Shares of Great Plains Tax-Free Bond Fund (Without Sales Charge) (the
"Fund") are  represented  by a solid line.  The Lehman  Brothers 7 Year  General
Obligation Municipal Bond Index ("LB7GO") and the Lipper Intermediate  Municipal
Debt  Average  ("LIMA") is  represented  by a dotted  line.  The line graph is a visual  representation  of  a  comparison  of  change  in  value  of  a  $10,000 hypothetical  investment in Shares of the Fund,  the LB7GO and the LIMA. The "x"
axis reflects computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Shares as compared to the LBGCI and LIIGA.
The ending values were $16,751,  $19,701 and $18,056,  respectively.  The legend underneath  the graphic  presentation  indicates the Fund's Average Annual Total
Returns for the one-year,  five-year and 10-year  periods ended August 31, 2000.
The total returns were 2.71%, 5.09% and 6.85%, respectively.

     PAGE 8. The graphic  presentation here displayed  consists of a line graph.
The corresponding components of the line graph are listed in the upper left hand quadrant.  Shares of Great Plains  Tax-Free  Bond Fund (With Sales  Charge) (the
"Fund") are  represented  by a solid line.  The Lehman  Brothers 7 Year  General
Obligation Municipal Bond Index ("LB7GO") and the Lipper Intermediate  Municipal
Debt  Average  ("LIMA") is  represented  by a dotted  line.  The line graph is a visual  representation  of  a  comparison  of  change  in  value  of  a  $10,000 hypothetical  investment in Shares of the Fund,  the LB7GO and the LIMA. The "x"
axis reflects computation periods from 8/31/90 to 8/31/00. The "y" axis reflects the cost of the  investment.  The right margin  reflects the ending value of the hypothetical investment in the Fund's Shares as compared to the LBGCI and LIIGA.
The ending values were $16,248,  $19,701 and $18,056,  respectively.  The legend underneath  the graphic  presentation  indicates the Fund's Average Annual Total
Returns for the one-year,  five-year and 10-year  periods ended August 31, 2000.
The total returns were 2.29%, 3.66% and 4.97%, respectively.